STOCK OPTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense for employees and non-employee directors	$ 1,140	$ 322
Equity awards for nonemployees issued for services	114	191
Total stock-based compensation expense	$ 1,254	$ 513